Cover	Aug. 13, 2021
Affiliate, Collateralized Security [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 13, 2021
Entity File Number	001-39157
Entity Registrant Name	LIV CAPITAL ACQUISITION CORP.
Entity Central Index Key	0001790625
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Torre Virreyes
Entity Address, Address Line Two	Pedregal No. 24, Piso 6-601
Entity Address, Address Line Three	Col. Molino del Rey
Entity Address, City or Town	México
Entity Address, Country	MX
Entity Address, Postal Zip Code	11040
City Area Code	+52
Local Phone Number	55-1100-2470
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class A ordinary shares, par value $0.0001 per share
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	LIVK
Security Exchange Name	NASDAQ
Redeemable warrants, each warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Redeemable warrants, each warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	LIVKW
Security Exchange Name	NASDAQ
Units, each consisting of one Class A ordinary share and one redeemable warrant
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one redeemable warrant
Trading Symbol	LIVKU
Security Exchange Name	NASDAQ